Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2020	2019
Land	-	$2,571	$2,651
Buildings and improvements	2-44	39,418	38,924
Central office equipment[1]	3-10	95,981	96,061
Cable, wiring and conduit	15-50	75,409	72,042
Satellites	14-17	908	2,489
Other equipment	3-20	90,883	94,951
Software	3-7	18,482	22,244
Under construction	-	4,099	4,176
		327,751	333,538
Accumulated depreciation and amortization		200,436	203,410
Property, plant and equipment - net		$127,315	$130,128
[1]Includes certain network software.